Statement of Operations - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss from operations		$ (65,327,000)	$ (66,004,000)
Interest expense		(8,342,000)	(2,269,000)
Other expense, net		(5,415,000)	(5,396,000)
Total other expense, net		(13,757,000)	(7,665,000)
Loss before provision for income taxes		(79,084,000)	(73,669,000)
Provision for income taxes		456,000	738,000
Deemed dividend related to the exchange of redeemable convertible preferred stock series D-3A for redeemable convertible preferred stock series D-3			(3,182,000)
Net loss attributable to common stockholders		(79,540,000)	(77,589,000)
Net loss		$ (79,540,000)	$ (74,407,000)
Basic and diluted weighted average shares outstanding, common stock (in Shares)		12,104,523	11,780,078
Basic and diluted (in Dollars per share)		$ (6.57)	$ (6.59)
Revenues		$ 21,197,000	$ 13,017,000
Operating expenses:
Cost of revenues		6,585,000	5,863,000
Sales and marketing		4,240,000	4,739,000
Research and development		59,178,000	54,279,000
General and administrative		16,521,000	14,140,000
Total operating expenses		86,524,000	79,021,000
Other comprehensive gain:
Unrealized holding gain on available-for-sale securities, net of tax		1,000	5,000
Comprehensive loss		(79,539,000)	$ (74,402,000)
Archimedes Tech Spac Partners Co
Formation and operating costs	$ 716	1,015,260
Loss from operations	(716)	(1,015,260)
Trust interest income		10,583
Unrealized gain on change in fair value of warrants		22,793
Total other income		33,376
Net loss	$ (716)	$ (981,884)
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)		10,589,315
Basic and diluted net income per share attributable to common stock subject to redemption (in Dollars per share)		$ 0.28
Basic and diluted weighted average shares outstanding, common stock (in Shares)		3,959,088
Basic and diluted (in Dollars per share)		$ (0.99)